Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Information
The remaining lease term and discount rate related to the operating lease are presented in the following table:

December 31, 2023
Weighted-average remaining term – operating lease (in years)	2.83
Weighted-average discount rate – operating lease	15%
Reported as:

	December 31, 2023	December 31, 2022
Operating lease liability	$72,038	$78,700
Operating lease liability, net of current portion	171,230	—
Total lease liability	$243,268	$78,700

Schedule of Future Minimum Lease Payments
Future minimum lease payments as of December 31, 2023 are presented in the following table:

Year:
2024	103,216
2025	106,313
2026	90,798
Total future minimum lease payments:	300,327
Less imputed interest	(57,059)
Total	$243,268